Convertible notes (Tables)	12 Months Ended
Dec. 31, 2021
Convertible notes [Abstract]
Convertible notes
Total
US$’000
At January 1, 2020	96,856
Accreted interest	4,230
At December 31, 2020	101,086
Accreted interest	4,702
At December 31, 2021	105,788